Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Employee future benefit plan expense	$ (109)	$ (189)
Investment income	43,340	19,606
Mark to market and foreign exchange loss on financial assets	(12,897)	(16,877)
Foreign exchange gain (loss)	821	(4,552)
Government levies	(100)	(100)
Finance income (loss) and other	31,055	(2,112)	[1]
Finance expense	$ (1,105)	$ (1,265)	[1]

[1]	Comparative information has been restated due to a discontinued operation (note 7).